UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811- 23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2019

Date of reporting period: March 31, 2019

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK † – 96.2%
Communication Services – 12.0%
Alphabet, Cl A*	48	$56,491
Alphabet, Cl C*	51	59,839
AT&T	1,239	38,855
Comcast, Cl A	798	31,904
Sprint*	89	503
Verizon Communications	688	40,681
Walt Disney	260	28,868

		257,141

Consumer Discretionary – 11.4%
Adient	16	207
Amazon.com*	70	124,653
Aptiv PLC*	51	4,054
Autoliv	16	1,177
Best Buy	43	3,055
Carnival	72	3,652
eBay	170	6,314
Ford Motor	700	6,146
Gap	37	969
Garrett Motion*	11	162
General Motors	239	8,867
Goodyear Tire & Rubber	41	744
Hanesbrands	70	1,252
Hasbro	19	1,615
Hilton Worldwide Holdings	53	4,405
Home Depot	75	14,392
Macy’s	49	1,178
Marriott International, Cl A	53	6,630
Mattel*	65	845
McDonald’s	51	9,685
Newell Brands	72	1,104
Nordstrom	22	976
Ross Stores	69	6,424
Royal Caribbean Cruises	32	3,668
Starbucks	93	6,913
Target	101	8,106
TJX	231	12,291
Whirlpool	12	1,595
Wyndham Destinations	18	729
Yum! Brands	24	2,395

		244,203

Consumer Staples – 3.9%
Archer-Daniels-Midland	96	4,140
Brown-Forman, Cl B	1	53
Bunge	27	1,433
Campbell Soup	13	496
Church & Dwight	16	1,140
Clorox	10	1,605
Coca-Cola	238	11,152
Colgate-Palmolive	61	4,181
Estee Lauder, Cl A	18	2,980
General Mills	45	2,329
Hormel Foods	20	895
Kellogg	18	1,033
Keurig Dr Pepper	27	755

Description	Shares	Fair Value
Kimberly-Clark	27	$3,345
Kroger	140	3,444
McCormick	7	1,054
Molson Coors Brewing, Cl B	15	895
PepsiCo	100	12,255
Philip Morris International	128	11,314
Procter & Gamble	180	18,729
Tyson Foods, Cl A	23	1,597

		84,825

Energy – 3.6%
Anadarko Petroleum	36	1,637
Chevron	147	18,107
ConocoPhillips	86	5,740
Continental Resources*	12	537
Core Laboratories	6	413
Devon Energy	39	1,231
Encana	90	652
EQT	20	415
Equitrans Midstream	32	697
Exxon Mobil	344	27,795
Hess	21	1,265
Kinder Morgan	159	3,182
Marathon Oil	130	2,172
Noble Energy	38	940
Occidental Petroleum	55	3,641
Schlumberger	226	9,847

		78,271

Financials – 12.4%
Aflac	135	6,750
Allstate	61	5,745
AXA Equitable Holdings	24	483
Bank of America	1,681	46,379
Bank of New York Mellon	168	8,472
Citigroup	454	28,248
Discover Financial Services	61	4,341
Goldman Sachs Group	66	12,671
Hartford Financial Services Group	64	3,182
JPMorgan Chase	588	59,523
KeyCorp	188	2,961
Moody’s	32	5,795
Morgan Stanley	231	9,748
Prudential Financial	80	7,350
S&P Global	47	9,896
State Street	71	4,673
US Bancorp	275	13,252
Wells Fargo	751	36,289

		265,758

Health Care – 11.5%
Abbott Laboratories	308	24,622
AbbVie	248	19,986
Agilent Technologies	60	4,823
Baxter International	94	7,643
Becton Dickinson	50	12,486

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Shares	Fair Value
Biogen*	35	$8,273
BioMarin Pharmaceutical*	26	2,310
Bristol-Myers Squibb	119	5,677
CVS Caremark	217	11,703
Danaher	96	12,674
Eli Lilly	71	9,213
Gilead Sciences	228	14,822
Illumina*	24	7,457
Jazz Pharmaceuticals*	11	1,572
Johnson & Johnson	470	65,701
Merck	193	16,052
Mylan*	97	2,749
Perrigo	24	1,156
Pfizer	395	16,776
ResMed	23	2,391

		248,086

Industrials – 8.8%
3M	102	21,194
AGCO	12	835
Arconic	35	669
Boeing	47	17,927
Cintas	17	3,436
Cummins	29	4,578
Deere	61	9,750
Delta Air Lines	108	5,578
Eaton PLC	80	6,445
Emerson Electric	113	7,737
FedEx	44	7,982
Fluor	24	883
Fortune Brands Home & Security	22	1,047
General Electric	688	6,873
Honeywell International	58	9,217
IHS Markit*	68	3,698
Illinois Tool Works	57	8,181
Ingersoll-Rand	22	2,375
Johnson Controls International PLC	168	6,206
Lockheed Martin	20	6,003
ManpowerGroup	14	1,157
Masco	57	2,241
Nielsen Holdings PLC	61	1,444
Northrop Grumman	13	3,505
Oshkosh	10	751
Owens Corning	22	1,037
Pentair	26	1,157
Raytheon	23	4,188
Resideo Technologies*	19	366
Rockwell Automation	24	4,211
Roper Technologies	19	6,498
United Parcel Service, Cl B	128	14,303
United Technologies	61	7,862
Verisk Analytics, Cl A	30	3,990
Wabtec	9	664
WW Grainger	9	2,708

Description	Shares	Fair Value
Xylem	36	$2,846

		189,542

Information Technology – 27.3%
Accenture PLC, Cl A	130	22,883
Adobe*	101	26,915
Advanced Micro Devices*	201	5,130
Analog Devices	78	8,211
Apple	50	9,497
Cisco Systems	932	50,318
Dell Technologies, Cl C*	50	2,935
DXC Technology	58	3,730
First Solar*	17	898
Hewlett Packard Enterprise	309	4,768
HP	338	6,567
Intel	958	51,445
International Business Machines	188	26,527
Intuit	51	13,332
Lam Research	38	6,802
Mastercard, Cl A	78	18,365
Maxim Integrated Products	55	2,924
Micron Technology*	251	10,374
Microsoft	1,065	125,606
Motorola Solutions	33	4,634
NVIDIA	130	23,343
Oracle	544	29,218
QUALCOMM	229	13,060
salesforce.com*	164	25,973
Seagate Technology	54	2,586
Symantec	136	3,127
Texas Instruments	203	21,532
Visa, Cl A	312	48,731
Western Digital	50	2,403
Workday, Cl A*	30	5,786
Xerox	51	1,631
Xilinx	56	7,100

		586,351

Materials – 2.0%
Air Products & Chemicals	19	3,628
Alcoa*	16	451
Avery Dennison	17	1,921
Ball	63	3,645
Eastman Chemical	12	911
Ecolab	22	3,884
FMC	11	845
Freeport-McMoRan, Cl B	123	1,585
Huntsman	34	765
International Flavors & Fragrances	3	386
International Paper	31	1,434
Linde	97	17,065
Livent*	30	368
Mosaic	27	737
Newmont Mining	43	1,538
PPG Industries	18	2,032

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Shares	Fair Value
Sonoco Products	16	$985

		42,180

Real Estate – 1.6%
AvalonBay Communities‡	27	5,420
CBRE Group, Cl A*	58	2,868
Equinix‡	14	6,344
HCP‡	86	2,692
Jones Lang LaSalle	9	1,388
Kilroy Realty‡	18	1,367
Prologis‡	115	8,274
Welltower‡	67	5,199
Weyerhaeuser‡	54	1,423

		34,975

Utilities – 1.7%
AES	53	958
American Electric Power	38	3,182
American Water Works	33	3,440
CMS Energy	24	1,333
Duke Energy	49	4,410
Entergy	16	1,530
Eversource Energy	25	1,774
Exelon	68	3,409
NextEra Energy	38	7,346
PG&E*	61	1,086
PPL	55	1,746
Public Service Enterprise Group	38	2,258
Sempra Energy	21	2,643
Xcel Energy	37	2,080

		37,195

Total Common Stock (Cost $2,059,329)		2,068,527

SHORT-TERM INVESTMENT – 3.8%
Invesco Government & Agency, Cl Institutional, 2.340%(A)	81,106	81,106

Total Short-Term Investment (Cost $81,106)		81,106

Total Investments - 100.0% (Cost $2,140,435)		$2,149,633

Percentages are based on Net Assets of $2,149,753.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	More narrow industries are utilized for compliance purposes, Whereas broad sectors are utilized for reporting purposes.
(A)	The rate shown is the 7-day effective yield as of March 31, 2019.

Cl – Class

PLC – Public Limited Company

As of March 31, 2019, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. For the period ended March 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0200

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK† – 97.9%
Communication Services – 9.2%
Alphabet, Cl A*	41	$48,252
Alphabet, Cl C*	41	48,106
AT&T	2,317	72,661
CenturyLink	316	3,789
Comcast, Cl A	1,465	58,571
Interpublic Group	131	2,752
Sprint*	179	1,011
Verizon Communications	1,282	75,805
Walt Disney	488	54,183

		365,130

Consumer Discretionary – 11.0%
Amazon.com*	123	219,032
Autoliv	30	2,206
Best Buy	80	5,685
Capri Holdings*	50	2,287
Carnival	142	7,202
Darden Restaurants	31	3,766
Dunkin’ Brands Group	22	1,652
eBay	299	11,105
Expedia Group	42	4,998
Ford Motor	716	6,286
Gap	72	1,885
General Motors	438	16,250
Hasbro	38	3,231
Hilton Worldwide Holdings	26	2,161
Kohl’s	54	3,714
Lululemon Athletica*	34	5,572
Macy’s	103	2,475
Marriott International, Cl A	93	11,633
McDonald’s	185	35,132
MercadoLibre*	8	4,062
Nordstrom	38	1,686
PVH	26	3,171
Royal Caribbean Cruises	60	6,877
Starbucks	298	22,153
Target	166	13,323
Tiffany	36	3,800
TJX	403	21,443
VF	114	9,908
Wyndham Destinations	16	648
Yum! Brands	74	7,386

		440,729

Consumer Staples – 6.1%
Brown-Forman, Cl A	10	512
Brown-Forman, Cl B	28	1,478
Campbell Soup	49	1,868
Church & Dwight	57	4,060
Clorox	31	4,974
Coca-Cola	881	41,283
Colgate-Palmolive	201	13,777
Conagra Brands	124	3,440
Estee Lauder, Cl A	53	8,774
General Mills	128	6,624
Hershey	34	3,904

Description	Shares	Fair Value
JM Smucker	28	$3,262
Kellogg	62	3,558
Kimberly-Clark	78	9,664
Kraft Heinz	150	4,898
Kroger	255	6,273
Molson Coors Brewing, Cl B	45	2,684
PepsiCo	325	39,829
Procter & Gamble	570	59,309
Tyson Foods, Cl A	70	4,860
Walgreens Boots Alliance	268	16,956

		241,987

Energy – 5.0%
Chevron	444	54,692
ConocoPhillips	266	17,753
EQT	59	1,224
Equitrans Midstream	30	653
Exxon Mobil	993	80,234
Marathon Oil	194	3,242
Marathon Petroleum	32	1,915
Occidental Petroleum	178	11,784
Phillips 66	97	9,231
Schlumberger	444	19,345

		200,073

Financials – 12.5%
Aflac	236	11,800
Allstate	108	10,171
American Express	228	24,920
Bank of America	2,850	78,631
Bank of New York Mellon	286	14,423
Citigroup	785	48,843
Comerica	54	3,959
Fifth Third Bancorp	206	5,196
First Republic Bank	53	5,324
Goldman Sachs Group	54	10,368
Hartford Financial Services Group	109	5,420
Huntington Bancshares	331	4,197
JPMorgan Chase	1,048	106,089
KeyCorp	328	5,166
MetLife	303	12,899
Northern Trust	70	6,329
PNC Financial Services Group	74	9,077
Principal Financial Group	82	4,116
Prudential Financial	130	11,944
S&P Global	82	17,265
State Street	56	3,685
T Rowe Price Group	78	7,809
US Bancorp	488	23,517
Voya Financial	52	2,598
Wells Fargo	1,340	64,749

		498,495

Health Care – 14.1%
Agilent Technologies	104	8,359
Allergan PLC	110	16,105

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Shares	Fair Value
AmerisourceBergen, Cl A	54	$4,294
Amgen	147	27,927
Anthem	82	23,532
Baxter International	158	12,847
Becton Dickinson	83	20,728
Biogen*	66	15,601
Bio-Rad Laboratories, Cl A*	4	1,223
Bristol-Myers Squibb	375	17,891
Celgene*	163	15,378
Cigna	101	16,243
CVS Caremark	419	22,597
Edwards Lifesciences*	68	13,010
Eli Lilly	205	26,601
Gilead Sciences	413	26,849
Johnson & Johnson	846	118,262
McKesson	62	7,258
Merck	587	48,821
Perrigo	50	2,408
Pfizer	1,309	55,593
PRA Health Sciences*	8	882
Quest Diagnostics	44	3,957
Regeneron Pharmaceuticals*	24	9,855
ResMed	46	4,783
UnitedHealth Group	171	42,281

		563,285

Industrials – 7.9%
3M	185	38,439
Alaska Air Group	42	2,357
American Airlines Group	136	4,319
Caterpillar	135	18,291
CSX	256	19,154
Cummins	48	7,578
Delta Air Lines	201	10,382
Eaton PLC	137	11,037
Flowserve	43	1,941
Fluor	46	1,693
General Electric	1,886	18,841
Hexcel	21	1,453
IHS Markit*	118	6,417
Illinois Tool Works	96	13,779
Ingersoll-Rand	59	6,369
Johnson Controls International PLC	304	11,230
ManpowerGroup	20	1,654
Nielsen Holdings PLC	118	2,793
Norfolk Southern	85	15,886
Owens Corning	36	1,696
Pentair	52	2,314
Rockwell Automation	40	7,018
Union Pacific	238	39,793
United Parcel Service, Cl B	219	24,471
United Technologies	190	24,489
Verisk Analytics, Cl A	52	6,916
Wabtec	12	885
Waste Management	90	9,352

Description	Shares	Fair Value
Xylem	58	$4,584

		315,131

Information Technology – 26.9%
Accenture PLC, Cl A	264	46,469
Adobe*	192	51,166
Advanced Micro Devices*	372	9,493
Alliance Data Systems	16	2,800
Apple	1,139	216,353
ARRIS International*	32	1,011
Autodesk*	88	13,712
Cognizant Technology Solutions, Cl A	108	7,825
Fidelity National Information Services	102	11,536
Hewlett Packard Enterprise	582	8,980
HP	652	12,669
Intel	1,857	99,721
International Business Machines	364	51,360
Intuit	100	26,141
Jabil	30	798
Keysight Technologies*	72	6,278
Leidos Holdings	26	1,666
Mastercard, Cl A	215	50,622
Microsoft	1,859	219,251
Motorola Solutions	66	9,268
NVIDIA	262	47,045
ON Semiconductor*	76	1,563
Oracle	499	26,801
QUALCOMM	486	27,717
salesforce.com*	299	47,353
Symantec	112	2,575
TE Connectivity	134	10,820
Texas Instruments	386	40,943
VMware, Cl A	30	5,415
Workday, Cl A*	56	10,800
Xerox	86	2,750

		1,070,901

Materials – 1.4%
Air Products & Chemicals	52	9,930
Alcoa*	43	1,211
Eastman Chemical	32	2,428
Ecolab	62	10,945
FMC	32	2,458
International Flavors & Fragrances	20	2,576
International Paper	98	4,535
Linde	44	7,741
Livent*	41	505
Mosaic	87	2,376
Newmont Mining	126	4,507
PPG Industries	57	6,434

		55,646

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Shares	Fair Value
Real Estate – 2.0%
Apartment Investment & Management, Cl A‡	47	$2,364
AvalonBay Communities‡	46	9,234
CBRE Group, Cl A*	100	4,945
Equinix‡	26	11,782
HCP‡	151	4,726
Host Hotels & Resorts‡	240	4,536
Iron Mountain‡	94	3,333
Jones Lang LaSalle	14	2,158
Kilroy Realty‡	34	2,583
Kimco Realty‡	142	2,627
Macerich‡	34	1,474
Prologis‡	210	15,110
Welltower‡	124	9,622
Weyerhaeuser‡	177	4,662

		79,156

Utilities – 1.8%
American Water Works	60	6,255
CenterPoint Energy	113	3,469
CMS Energy	66	3,666
Consolidated Edison	72	6,106
Dominion Energy	149	11,422
Edison International	74	4,582
Entergy	43	4,112
Eversource Energy	73	5,179
Exelon	222	11,129
PG&E*	158	2,813
PPL	162	5,142
Sempra Energy	66	8,307

		72,182

Total Common Stock (Cost $3,854,597)		3,902,715

Total Investments - 97.9% (Cost $3,854,597)		$3,902,715

Percentages are based on Net Assets of $3,987,667.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl – Class

PLC – Public Limited Company

As of March 31, 2019, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. For the period ended March 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0200

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK – 81.8%
Australia – 4.3%
AGL Energy	203	$3,138
Australia & New Zealand Banking Group	884	16,339
Brambles	495	4,133
Dexus‡	310	2,804
Fortescue Metals Group	523	2,640
GPT Group‡	555	2,447
Mirvac Group‡	1,137	2,220
National Australia Bank	833	14,946
Qantas Airways	252	1,013
Santos	557	2,701
Stockland‡	749	2,048
Telstra	1,301	3,067
Vicinity Centres‡	987	1,822
Westpac Banking	1,055	19,417
Woodside Petroleum	293	7,203

Total Australia		85,938

Austria – 0.1%
OMV	44	2,387

Total Austria		2,387

Canada – 1.9%
CAE	84	1,861
First Quantum Minerals	224	2,539
Gildan Activewear	66	2,373
Goldcorp	280	3,204
Kinross Gold*	348	1,198
Suncor Energy	516	16,723
Teck Resources, Cl B	260	6,016
Thomson Reuters	64	3,787

Total Canada		37,701

China – 0.3%
Bank of Communications, Cl H	981	804
BYD, Cl H	50	302
China Mobile	228	2,324
Lenovo Group	3,195	2,874
Towngas China*	81	64

Total China		6,368

Colombia – 0.0%
Millicom International Cellular	2	121

Total Colombia		121

Denmark – 0.7%
Coloplast, Cl B	13	1,427
GN Store Nord	12	557
ISS	16	487
Novo Nordisk, Cl B	192	10,051
Vestas Wind Systems	21	1,767

Total Denmark		14,289

Finland – 0.2%
Neste	39	4,156

Description	Shares	Fair Value
Total Finland		$4,156

France – 3.4%
Aeroports de Paris	14	2,708
Air France-KLM*	66	742
ALD(A)	25	349
AXA	613	15,423
Credit Agricole	378	4,567
Gecina‡	17	2,514
JCDecaux	24	730
Kering	23	13,189
Legrand	83	5,555
Peugeot	171	4,170
Rexel	127	1,432
Societe Generale	595	17,203

Total France		68,582

Germany – 1.7%
adidas	48	11,663
Covestro(A)	59	3,245
Henkel & KGaA	32	3,042
LANXESS	73	3,893
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	46	10,888
Telefonica Deutschland Holding	241	756

Total Germany		33,487

Hong Kong – 0.0%
Li & Fung	524	94
New World Development	91	151
Swire Properties	88	378

Total Hong Kong		623

Japan – 0.0%
Inpex	3	29
Kao	2	157
Konica Minolta	2	20
Mizuho Financial Group	155	240
NTT DOCOMO	4	88
Toppan Printing	1	15

Total Japan		549

Malaysia – 0.1%
IOI	195	213
Malayan Banking	861	1,955
Sime Darby	502	274
Sime Darby Plantation	200	246

Total Malaysia		2,688

Mexico – 0.0%
Grupo Financiero Banorte, Cl O	47	255

Total Mexico		255

Netherlands – 1.5%
ABN AMRO Group(A)	125	2,818
Akzo Nobel	68	6,025

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Shares	Fair Value
APERAM	20	$570
ING Groep	1,574	19,041
Randstad	38	1,853

Total Netherlands		30,307

Norway – 0.1%
DNB	72	1,326

Total Norway		1,326

Philippines – 0.0%
Ayala	2	36

Total Philippines		36

Singapore – 0.4%
City Developments	313	2,090
Olam International	472	690
Sembcorp Industries	451	849
Wilmar International	1,839	4,491

Total Singapore		8,120

South Africa – 0.1%
Barloworld	5	44
Gold Fields	19	70
Sasol	13	405
Standard Bank Group	29	372
Vodacom Group	15	116

Total South Africa		1,007

Spain – 1.0%
Enagas	69	2,008
Industria de Diseno Textil	324	9,522
Prosegur Cia de Seguridad	87	471
Repsol	416	7,121

Total Spain		19,122

Sweden – 0.9%
Assa Abloy, Cl B	77	1,662
Atlas Copco, Cl A	49	1,316
Atlas Copco, Cl B	30	742
BillerudKorsnas	13	173
SKF, Cl B	29	482
Svenska Cellulosa SCA, Cl B	47	407
Telefonaktiebolaget LM Ericsson, Cl B	1,336	12,275
Telefonaktiebolaget LM Ericsson, Cl A	28	261

Total Sweden		17,318

Switzerland – 8.6%
Nestle	996	94,924
Roche Holding - BR	10	2,726
Roche Holding - GENUS	232	63,921
SGS	2	4,977
Swisscom	9	4,402

Total Switzerland		170,950

United Kingdom – 0.1%
British Land PLC‡	5	38

Description	Shares	Fair Value
Investec PLC	3	$17
Lloyds Banking Group PLC	621	503
RELX PLC	19	406
Standard Chartered PLC	24	185
United Utilities Group PLC	3	32
WPP PLC	11	116

Total United Kingdom		1,297

United States – 56.4%
Communication Services – 2.7%
Walt Disney	486	$53,961

Consumer Discretionary – 4.7%
Ford Motor	1,299	11,405
General Motors	428	15,879
NIKE, Cl B	428	36,042
Starbucks	409	30,405

		93,731

Consumer Staples – 6.0%
Colgate-Palmolive	286	19,602
Kimberly-Clark	113	14,001
Procter & Gamble	820	85,321

		118,924

Energy – 2.4%
ConocoPhillips	379	25,294
Hess	87	5,240
Occidental Petroleum	250	16,550

		47,084

Financials – 6.2%
Bank of America	3,016	83,211
Goldman Sachs Group	114	21,887
Morgan Stanley	433	18,273

		123,371

Health Care – 8.6%
AbbVie	493	39,731
Biogen*	66	15,601
Merck	855	71,110
Pfizer	1,031	43,786

		170,228

Industrials – 3.8%
3M	195	40,517
Cintas	32	6,468
Johnson Controls International PLC	311	11,489
ManpowerGroup	24	1,985
Nielsen Holdings PLC	121	2,864
Rockwell Automation	44	7,720
Xylem	58	4,584

		75,627

Information Technology – 20.8%
Cisco Systems	1,570	84,764

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Shares	Fair Value
Dell Technologies, Cl C*	570	$33,453
Hewlett Packard Enterprise	4,084	63,016
HP	803	15,602
Intel	1,485	79,744
Microsoft	823	97,065
Symantec	1,776	40,830

		414,474

Materials – 0.6%
Alcoa*	68	1,915
Avery Dennison	31	3,503
Newmont Mining	187	6,689

		12,107

Real Estate – 0.4%
Weyerhaeuser‡	279	7,349

Utilities – 0.2%
AES	220	3,977

Total United States		1,120,833

Total Common Stock (Cost $1,605,406)		1,627,460

PREFERRED STOCK – 0.3%

Germany – 0.3%
Henkel & KGaA	55	5,615

Total Preferred Stock (Cost $6,747)		5,615

SHORT-TERM INVESTMENT – 18.5%
Invesco Government & Agency, Cl Institutional, 2.340%(B)	369,033	369,033

Total Short-Term Investment (Cost $369,033)		369,033

Total Investments - 100.6% (Cost $1,981,186)		$2,002,108

Percentages are based on Net Assets of $1,990,233.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at March 31, 2019 was $6,412 and represents 0.3% of Net Assets.

(B)	The rate shown is the 7-day effective yield as of March 31, 2019.

Cl – Class

PLC – Public Limited Company

As of March 31, 2019, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments .For the period ended March 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0200

Item 2.    Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impact Shares Trust I

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, President & Principal Executive Officer

Date: May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, President & Principal Executive Officer

Date: May 30, 2019

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Treasurer, Principal Financial Officer, & Chief Financial Officer

Date: May 30, 2019